Financial Instruments (Hierarchical Table) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Cash and Cash Equivalents, Fair Value Disclosure	$ 35,780,000	$ 41,636,000
Funded landfill post-closure costs, Fair Value	10,145,000	11,365,000
Fair value of interest rate swaps - assets	759,000	5,315,000
Fair value of foreign currency exchange agreements - assets	0	0
Fair value of interest rate swaps - liabilities	(21,664,000)	(23,215,000)
Fair value of foreign currency exchange agreements - liabilities	(27,000)	0
Total Fair Value Net Asset Liability	21,051,000	31,717,000
Commodity Contract [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Fair value of commodity swaps - assets	0	0
Fair value of commodity swaps - liabilities	(3,942,000)	(3,384,000)
Fair Value, Inputs, Level 1 [Member] | Fair Value Measurements Recurring [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Cash and Cash Equivalents, Fair Value Disclosure	35,780,000	41,636,000
Funded landfill post-closure costs, Fair Value	10,145,000	11,365,000
Total Fair Value Net Asset Liability	45,925,000	53,001,000
Fair Value, Inputs, Level 2 [Member] | Fair Value Measurements Recurring [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Fair value of interest rate swaps - assets	759,000	5,315,000
Fair value of foreign currency exchange agreements - assets	0	0
Fair value of interest rate swaps - liabilities	(21,664,000)	(23,215,000)
Fair value of foreign currency exchange agreements - liabilities	(27,000)	0
Total Fair Value Net Asset Liability	(20,932,000)	(17,900,000)
Fair Value, Inputs, Level 3 [Member] | Fair Value Measurements Recurring [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Total Fair Value Net Asset Liability	(3,942,000)	(3,384,000)
Fair Value, Inputs, Level 3 [Member] | Fair Value Measurements Recurring [Member] | Commodity Contract [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Fair value of commodity swaps - assets	0	0
Fair value of commodity swaps - liabilities	$ (3,942,000)	$ (3,384,000)